Summary of Fair Value of Derivatives (Details) - CAD ($) $ in Millions	Oct. 31, 2023	Oct. 31, 2022
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	$ 87,382	$ 103,873
Derivative financial liabilities	71,640	91,133
Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	76,777	91,685
Derivative financial liabilities	63,293	80,282
Trading Derivatives [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	18,770	19,734
Derivative financial liabilities	14,959	13,198
Trading Derivatives [member] | Interest rate contracts [member] | Forward Rate Agreements [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	464	359
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	16,041	17,535
Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,265	1,840
Trading Derivatives [member] | Interest rate contracts [member] | Forward Rate Agreements [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	88	57
Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	12,667	11,200
Trading Derivatives [member] | Interest rate contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,204	1,941
Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	51,496	65,159
Derivative financial liabilities	43,251	58,870
Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	20,123	32,931
Trading Derivatives [member] | Foreign exchange contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	503	531
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1,968	1,455
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	28,902	30,242
Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	17,806	28,794
Trading Derivatives [member] | Foreign exchange contracts [member] | Options written [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	619	610
Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1,836	3,625
Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	22,990	25,841
Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	53	53
Derivative financial liabilities	127	73
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	11	8
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	42	45
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	122	66
Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swap-protection sold [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	5	7
Trading Derivatives [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	6,458	6,739
Derivative financial liabilities	4,956	8,141
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	4,350	3,140
Trading Derivatives [member] | Other contracts [member] | Commodity Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2,108	3,599
Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,846	4,702
Trading Derivatives [member] | Other contracts [member] | Commodity Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	2,110	3,439
Non Trading Derivatives [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	10,605	12,188
Derivative financial liabilities	8,347	10,851
Non Trading Derivatives [member] | Interest rate contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	4,140	4,132
Derivative financial liabilities	6,247	6,080
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward Rate Agreements [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	2	4
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	4,131	4,126
Non Trading Derivatives [member] | Interest rate contracts [member] | Options purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	7	2
Non Trading Derivatives [member] | Interest rate contracts [member] | Forward Rate Agreements [Member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1
Non Trading Derivatives [member] | Interest rate contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	6,246	6,080
Non Trading Derivatives [member] | Foreign exchange contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	5,917	6,890
Derivative financial liabilities	1,622	3,532
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	31	16
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	821	2,559
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	5,065	4,315
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	3	10
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Forward contract [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	503	202
Non Trading Derivatives [member] | Foreign exchange contracts [member] | Cross-currency interest rate swaps [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	1,116	3,320
Non Trading Derivatives [member] | Credit Derivative Contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1	3
Derivative financial liabilities	45	78
Non Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	1	3
Non Trading Derivatives [member] | Credit Derivative Contracts [member] | Credit default swaps-protection purchased [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	45	78
Non Trading Derivatives [member] | Other contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	547	1,163
Derivative financial liabilities	433	1,161
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial assets	547	1,163
Non Trading Derivatives [member] | Other contracts [member] | Equity contracts [member]
Disclosure Of Derivative Financial Instruments [Line Items]
Derivative financial liabilities	$ 433	$ 1,161